GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF GOODWILL

The changes in the carrying amount of goodwill were as follows:

Balance at June 30, 2022	$—
Acquisition of IFP	3,803,293
Effect of foreign currency	355,377
Impairment	(4,158,670)
Balance at June 30, 2023	$—

SCHEDULE OF OTHER INTANGIBLE ASSETS

Other intangible assets consist of the following as of June 30, 2023:

	Weighted average useful lives (years)	Acquisition cost	Effect of foreign currency	Accumulated amortization	Carrying value
Technology	7 years	$5,119,000	$603,422	$780,500	$4,941,922
Customer relationships	3 years	252,000	29,127	70,282	210,845
Trade names and trademarks	Indefinite	92,000	10,634	—	102,634
Total intangible assets		$5,463,000	$643,183	$850,782	$5,255,401

SCHEDULE OF EXPECTED AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS

Amortization expense for the intangible assets is expected to be as follows over the next five years, and thereafter:

2024	$884,416
2025	884,416
2026	814,135
2027	790,708
2028	790,708
Thereafter	988,384
Total	$5,152,767